ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	ACQUISITIONS

On July 28, 2014, the Company completed the acquisition of three revenue cycle management companies, Omni Medical Billing Services, LLC (“Omni”), Practicare Medical Management, Inc. (“Practicare”) and CastleRock Solutions, Inc. (“CastleRock”), collectively the (“Acquired Businesses”). The Company expects that these acquisitions will add a significant number of clients to the Company’s customer base and, similar to other acquisitions, will broaden the Company’s presence in the healthcare information technology industry through geographic expansion of its customer base and by increasing available customer relationship resources and specialized trained staff.

Subsequent to the acquisition, the Company agreed to accept 10% of the cash collected related to July 2014 revenue and pay 10% of the July 2014 expenses for two of the Acquired Businesses and to forego any collections related to July 2014 revenue and pay no expenses related to July 2014 for the remaining Acquired Business.

The aggregate purchase price for the Acquired Businesses amounted to approximately $17.4 million, based on the common stock price of $3.89 per share, consisting of cash in the amount of approximately $11.4 million, which was funded from the net proceeds from the Company’s IPO, and 1,699,796 shares of common stock with a fair value of approximately $6.0 million based on the common stock price, subject to certain adjustments. Included in the consideration paid is $590,302 of cash and 1,699,796 shares of common stock with a value of approximately $6.6 million that the Company deposited into escrow under the purchase agreements, less a fair value adjustment of $571,000, which reflects the estimated value of shares in escrow which might be forfeited by the Acquired Businesses based on changes in revenue during the 12 months after the acquisitions. The cash escrow was released 120 days after the acquisitions were completed. After six months, 254,970 shares were scheduled to be released to the sellers; however, only the 201,173 shares for Omni and Practicare were released in February 2015. The balance of 53,797 shares, initially issued to CastleRock, were released from escrow to MTBC and cancelled on February 19, 2015, pursuant to the settlement agreements discussed below between CastleRock and MTBC. Of the remaining shares in escrow, 157,298 shares are scheduled to be released after nine months, and the remaining shares are scheduled to be released after 12 months, subject to adjustments for changes in revenue.

With respect to Omni, following the closing date an upward purchase price adjustment was made to the cash consideration payable to Omni to pay for the annualized revenue from new customers who executed one-year contracts prior to the closing, instead of the trailing 12 months’ revenue. This resulted in additional consideration of $100,582 and 15,700 shares, which are included in the amounts above.

The difference between the Acquired Businesses’ operating results for the period July 28 through 31, 2014 and the amount of net funds received by the Company from the previous owners for that period was accounted for as additional purchase price (“Acquired Backlog”). This intangible (approximately $148,000) was fully amortized from the date of acquisition to December 31, 2014. This amortization is included in depreciation and amortization in the condensed consolidated statements of operations for the year ended December 31, 2014.

On February 19, 2015, the Company entered into settlement agreements with certain parties that the Company believed had violated (or tortuously interfered with) an agreement restricting them from directly or indirectly soliciting customers of the Company pursuant to the acquisition agreement between the Company and CastleRock.

In accordance with the settlement agreements, the Company paid $110,000 which had been accrued at December 31, 2014 and has agreed to release its claims in consideration for (i) the forfeiture of 53,797 shares of Company stock that were otherwise issuable to CastleRock in connection with the acquisition of the CastleRock businesses, (ii) changing the provision which governs the reduction of the CastleRock purchase price to exclude revenues from customers not in good standing when calculating the number of shares to be issued as discussed below, (iii) terminating the consulting agreement between the Company and CastleRock, and (iv) an agreement between the Company, EA Health Corporation, Inc. (“EA Health”) and a former CastleRock employee prohibiting EA Health and that former employee from soliciting or creating business relationships with any additional current or former customers of the Company for a period of six (6) months ending June 17, 2015. The obligations of the Company and CastleRock contained in the acquisition agreement remain intact aside from the modifications contained in the settlement agreements. The effect of this settlement reduced the outstanding number of shares by 53,797 and resulted in a settlement gain for the fair value of those shares, which was determined to be $133,000. The settlement gain is recorded within the change in contingent consideration in the condensed consolidated statement of operations.

Under each purchase agreement, the Company may be required to issue or entitled to cancel shares issued to the Acquired Businesses in the event acquired customer revenues for the 12 months following the close are above or below a specified threshold. In the case of Practicare, the Company may also be required to make additional cash payment, in the event post-closing revenues from customers acquired exceed a specified threshold.

The adjustments to the consideration for each of the Acquired Businesses will be based on the revenues generated from the acquired customers in the 12 months following the closing, as compared to the revenues generated by each of the Acquired Businesses in the four quarters ended March 31, 2014.

For each of Omni and Practicare, no adjustment will be made unless the variance is greater than 10% and 5%, respectively. Pursuant to the above settlement agreement between CastleRock and MTBC, there is no longer a minimum threshold for adjustment for CastleRock.

For each of the Acquired Businesses, the number of shares to be cancelled or issued as applicable will be calculated using a pre-determined formula in each of the purchase agreements.

As of the acquisition date, the Company recorded $4.4 million as the fair value of the contingent consideration liability as additional purchase price. During the three months ended March 31, 2015, the Company recorded an $828,672 change to the contingent consideration. This amount consists of a $695,883 reduction to the liability primarily due to both a decrease in the expected revenues that CastleRock will achieve and a decrease in the Company’s stock price and a $132,879 gain due to CastleRock’s forfeiture of 53,797 shares of the Company’s common stock. Subsequent adjustments to the fair value of the contingent consideration liability will continue to be recorded in the Company’s results of operations. The portion of the purchase price to be paid with the Company’s stock that is not contingent upon achieving specified revenue targets has been recorded as equity.

If the performance measures required by the 2014 purchase agreements are not achieved, the Company may pay less than the recorded amount, depending on the terms of the agreement. If the price of the Company’s common stock increases, the Company may pay more than the recorded amount. Settlement will be in the form of Company’s common stock.

As part of the acquisitions, the Company entered into short-term employee, office space and equipment lease agreements with each of the respective Acquired Businesses. These arrangements allowed the Company to utilize certain personnel from the Acquired Businesses, as well as certain space and equipment located at the Acquired Businesses’ premises for a negotiated period of time. During the latter half of 2014 and early 2015, the Company entered into six leases for office space. Five of the leases have a one-year term and one lease has an 18-month term.

The following table summarizes the final purchase price consideration and the allocation of the purchase price to the net assets acquired:

					Contingent
	Common Stock			Acquired	Consideration	Total
	Shares	Value	Cash	Backlog	Adjustment	Consideration

	(in thousands)
Omni	1,049	$4,079	$6,655	$103	$(329)	$10,508
Practicare	293	1,137	2,394	17	(242)	3,306
CastleRock	359	1,395	2,339	28	-	3,762
Total	1,701	$6,611	$11,388	$148	$(571)	$17,576

We engaged a third-party valuation specialist to assist the Company in valuing the assets from our acquisition of the Acquired Businesses. The results of the valuation analysis are presented below:

Customer contracts and relationships	$8,225,000
Non-compete agreements	925,000
Tangible assets	61,256
Acquired backlog	148,408
Goodwill	8,216,336
Total purchase consideration	$17,576,000

The weighted-average amortization period of the acquired intangible assets is 3 years.

The fair value of the customer relationships was established using a form of the income approach known as the excess earnings method. Under the excess earnings method, value is estimated as the present value of the benefits anticipated from ownership of the subject intangible asset in excess of the returns required on the investment in the contributory assets necessary to realize those benefits. The fair value of the non-compete agreements were determined based on the difference in the expected cash flows for the business with the non-compete agreement in place and without the non-compete agreement in place.

The goodwill is deductible ratably for income tax purposes over 15 years and represents the Company’s ability to have a local presence in several markets throughout the United States and the further ability to expand in those markets.

The revenue from former customers of Acquired Businesses whose contracts were acquired has been included in the Company’s condensed consolidated statement of operations since the date of acquisition. Revenues of $3,807,098 related to Acquired Businesses are included in the condensed consolidated statements of operations for the three months ended March 31, 2015.

Transaction-related costs associated with the acquisitions of the Acquired Businesses of $36,668 during the three months ended March 31 2014 were expensed, and included in general and administrative expenses in the condensed consolidated statement of operations.

The pro forma information below represents condensed consolidated results of operations as if the acquisition of the Acquired Businesses occurred on January 1, 2014. The pro forma information has been included for comparative purposes and is not indicative of results of operations of the Company had the acquisitions occurred on the above date, nor is it necessarily indicative of future results. For each of the Acquired Businesses, we have identified revenue from customers who cancelled their contracts prior to MTBC’s acquisition of such customers’ contracts. Such revenue is excluded from the pro forma information below, since MTBC did not pay for these customers and will not generate revenues from those customers. The March 31, 2014 pro forma net loss was adjusted to exclude $30,000 of acquisition-related costs incurred during the quarter then ended.

For the quarter ended March 31, 2014

Total revenue	$7,174,440
Net loss	$(1,659,542)
Net loss per share	$(0.33)

4.	ACQUISITIONS

On July 28, 2014, the Company completed the acquisition of three revenue cycle management companies, Omni, Practicare and CastleRock. The Company expects that these acquisitions will add a significant number of clients to the Company’s customer base and, similar to other acquisitions, will broaden the Company’s presence in the healthcare information technology industry through geographic expansion of its customer base and by increasing available customer relationship resources and specialized trained staff.

Subsequent to the acquisition, the Company agreed to accept 10% of the cash collected related to July 2014 revenue and pay 10% of the July 2014 expenses for two of the Acquired Businesses and to forego any collections related to July 2014 revenue and pay no expenses related to July 2014 for the remaining Acquired Business.

The aggregate purchase price for the Acquired Businesses amounted to approximately $17.4 million, based on the common stock price of $3.89 per share, consisting of cash in the amount of approximately $11.4 million, which was funded from the net proceeds from the Company’s IPO and 1,699,796 shares of common stock with a fair value of approximately $6.0 million based on the common stock price, subject to certain adjustments. Included in the consideration paid is $590,302 of cash and 1,699,796 shares of common stock with a value of approximately $6.6 million that the Company deposited into escrow under the purchase agreements, less a fair value adjustment of $571,000 which reflects the estimated value of shares in escrow which might be forfeited by the Acquired Businesses based on changes in revenue during the 12 months after the acquisitions. The cash escrow was released 120 days after the acquisitions were completed. After six months, 254,970 shares were scheduled to be released to the sellers; however, only 198,818 shares were released in February 2015. The balance of 53,797 shares, initially issued to CastleRock, were released from escrow to MTBC and cancelled on February 19, 2015, pursuant to a settlement agreement between CastleRock and MTBC, described further in Note 19. Of the remaining escrow, 157,298 shares are scheduled to be released after nine months, and the remaining shares are scheduled to be released after 12 months, subject to adjustments for changes in revenue.

With respect to Omni, following the closing date an upward purchase price adjustment was made to the cash consideration payable to Omni to pay for the annualized revenue from new customers who executed one-year contracts prior to the closing, instead of the trailing 12 months’ revenue. This resulted in additional consideration of $100,582 and 15,700 shares, which are included in the amounts above.

The difference between the Acquired Businesses’ operating results for the period July 28 through 31, 2014 and the amount of net funds received by the Company from the previous owners for that period was accounted for as additional purchase price (“Acquired Backlog”). This intangible (approximately $148,000) was fully amortized from the date of acquisition to December 31, 2014. This amortization is included in depreciation and amortization in the consolidated statements of operations for the year ended December 31, 2014.

Under each purchase agreement, the Company may be required to issue or entitled to cancel shares issued to the Acquired Businesses in the event acquired customer revenues for the 12 months following the close are above or below a specified threshold. In the case of Practicare, the Company may also be required to make an additional cash payment, in the event post-closing revenues from customers acquired exceed a specified threshold.

The adjustments to the consideration for each of the Acquired Businesses will be based on the revenues generated from the acquired customers in the 12 months following the closing, as compared to the revenues generated by each of the Acquired Businesses in the four quarters ended March 31, 2014.

For each of Omni and Practicare, no adjustment will be made unless the variance is greater than 10% and 5%, respectively. Pursuant to a settlement agreement between CastleRock and MTBC, there is no longer a minimum threshold for adjustment for CastleRock.

For each of the Acquired Businesses, the number of shares to be cancelled or issued as applicable will be calculated using a pre-determined formula in each of the purchase agreements.

As of the acquisition date, the Company recorded $4.4 million as the fair value of the contingent consideration liability as additional purchase price. During the year ended December 31, 2014, the Company recorded a fair value reduction of $1.8 million to the contingent consideration primarily due to a decrease in the Company’s stock price. Subsequent adjustments to the fair value of the contingent consideration liability will continue to be recorded in the Company’s results of operations. The portion of the purchase price to be paid with the Company’s stock that is not contingent upon achieving specified revenue targets has been recorded as equity.

If the performance measures required by the 2014 purchase agreements are not achieved, the Company may pay less than the recorded amount, depending on the terms of the agreement. If the price of the Company’s common stock increases, the Company may pay more than the recorded amount. Settlement will be in the form of Company’s common stock.

 As part of the acquisitions, the Company entered into short-term employee, office space and equipment customer lease agreements with each of the respective Acquired Businesses. These arrangements allowed the Company to utilize certain personnel from the Acquired Businesses, as well as certain space and equipment located at the Acquired Businesses’ premises for a negotiated period of time. During the latter half of 2014 and early 2015, the Company entered into six leases for office space. Five of the leases have a one-year term and one lease has an 18 month term.

The following table summarizes the final purchase price consideration and the allocation of the purchase price to the net assets acquired:

					Contingent
	Common Stock			Acquired	Consideration	Total
	Shares	Value	Cash	Backlog	Adjustment	Consideration
	(in thousands)
Omni	1,049	$4,079	$6,655	$103	$(329)	$10,508
Practicare	293	1,137	2,394	17	(242)	3,306
CastleRock	359	1,395	2,339	28	-	3,762
Total	1,701	$6,611	$11,388	$148	$(571)	$17,576

We engaged a third-party valuation specialist to assist the Company in valuing the assets from our acquisition of the Acquired Businesses. The results of the valuation analysis are presented below:

Customer contracts and relationships	$8,225,000
Non-compete agreements	925,000
Tangible assets	61,256
Acquired backlog	148,408
Goodwill	8,216,336
Total purchase consideration	$17,576,000

The weighted average amortization period of the intangible assets is three years.

The fair value of the customer relationships was established using a form of the income approach known as the excess earnings method. Under the excess earnings method, value is estimated as the present value of the benefits anticipated from ownership of the subject intangible asset in excess of the returns required on the investment in the contributory assets necessary to realize those benefits. The fair value of the non-compete agreements were determined based on the difference in the expected cash flows for the business with the non-compete agreement in place and without the non-compete agreement in place.

The goodwill is deductible ratably for income tax purposes over 15 years and represents the Company’s ability to have a local presence in several markets throughout the United States and the further ability to expand in those markets.

The revenue from former customers of Acquired Businesses whose contracts were acquired has been included in the Company’s consolidated statement of operations since the date of acquisition. Revenues of approximately $8.2 million related to the Acquired Businesses are included in the consolidated statement of operations for the year ended December 31, 2014.

Transaction-related costs associated with the acquisitions of the Acquired Businesses of $704,638 and $81,175 were incurred during the years ended December 31, 2014 and 2013, respectively, and were expensed as incurred, and included in general and administrative expenses in the consolidated statements of operations.

Metro Medical Management Services Acquisition

Effective at the close of business on June 30, 2013, the Company executed an Asset Purchase Agreement (the “Agreement”) to acquire Metro Medical Management Services, Inc. (“Metro Medical”). Metro Medical is a New York-based company that offers full-scale revenue cycle management services to small-to-medium sized healthcare practices. Metro Medical broadened the Company’s presence in the healthcare information technology industry through geographic expansion of its customer base and by increasing available marketing resources and specialized trained staff. Under the terms of the Agreement, the Company paid cash consideration of $275,000 at closing and issued a promissory note to Metro Medical for $1,225,000. The principal amount of the promissory note is payable in monthly installments over a twenty-four month period from September 2013, and bears interest at the rate of 5% per year.

Cash paid on date of acquisition	$275,000
Promissory note payable to Metro Medical	1,225,000
Total purchase consideration	$1,500,000

Under purchase price accounting, we recognize the assets and liabilities acquired at their fair value on the acquisition date, with any excess in purchase price over these values being allocated to goodwill.

We engaged a third-party valuation specialist to assist the Company in valuing the assets from our acquisition of Metro Medical. The results of the valuation are presented below:

Customer contracts and relationships	$904,000
Non-compete agreement	252,000
Goodwill	344,000
$1,500,000

The revenue from former customers of Metro Medical whose contracts were acquired has been included in the Company’s statement of operations for each reporting period since the date of acquisition. Revenues of approximately $2,170,920 and $1,537,324 related to Metro Medical are included in the consolidated statements of operations for the year ended December 31, 2014 and 2013, respectively.

Transaction-related costs associated with the acquisition of Metro Medical of approximately $50,000 during the year ended December 31, 2013, were expensed as incurred, and included in general and administrative expenses in the consolidated statement of operations.

The pro forma information below represents condensed consolidated results of operations as if the acquisition of the Acquired Businesses occurred on January 1, 2013 and Metro Medical occurred on January 1, 2012. The pro forma information has been included for comparative purposes and is not indicative of results of operations of the Company had the acquisitions occurred on the above respective dates, nor is it necessarily indicative of future results. For Metro Medical and each of the Acquired Businesses, we have identified revenue from customers who cancelled their contracts prior to MTBC’s acquisition of such customers’ contracts. Such revenue is excluded from the pro forma information below, since MTBC did not pay for these customers and will not generate revenues from those customers. The 2014 pro forma net loss was adjusted to exclude $134,000 of acquisition-related costs incurred during the year ended December 31, 2014. The 2013 pro forma net loss for the year ended December 31, 2013 was adjusted to include these charges. The pro forma net loss for the year ended December 31, 2014 includes the effect of the change in the contingent consideration of $1,811,000.

	For the year ended December 31,
	2014	2013
Total revenue	$29,215,097	$28,423,215
Net loss	$(6,853,392)	$(5,660,681)
Net loss per share	$(0.97)	$(1.11)